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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         THE CYPRESS FUNDS LLC
                 -------------------------------
   Address:      865 S. Figueroa St., Suite 700
                 -------------------------------
                 Los Angeles, CA 90017
                 -------------------------------

Form 13F File Number: 28-04707
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert Miller
         -------------------------------
Title:   Chief Operating Officer
         -------------------------------
Phone:   (213) 891-6375
         -------------------------------

Signature, Place, and Date of Signing:

         /s/ Robert Miller          Los Angeles, California      May 8, 2013
   -------------------------------  -----------------------   ----------------
           [Signature]                    [City, State]            [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      1
                                        --------------------

Form 13F Information Table Entry Total: 17
                                        --------------------

Form 13F Information Table Value Total: 302,860
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                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

    1         28-10954                     Peak Investments LLC
    ------       -----------------         ---------------------------------

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                           FORM 13F INFORMATION TABLE

                                                               VALUE  SHRS OR  SH/ PUT/ INVESTMENT   OTHER   VOTING AUTHORITY
NAME OF ISSUER                     TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION  MANAGERS SOLE SHARED NONE
---------------------------------- -------------- --------- -------- --------- --- ---- ---------- --------- ---- ------ ----
BORGWARNER INC                          Common    099724106   10,704   138,400 SH         Other        1          Shared
CUMMINS INC                             Common    231021106   11,002    95,000 SH         Other        1          Shared
DEERE & CO                              Common    244199105    9,441   109,800 SH         Other        1          Shared
DELTA AIR LINES INC DEL                 Common    247361702   23,147 1,402,000 SH         Other        1          Shared
D R HORTON INC                          Common    23331A109   23,207   955,000 SH         Other        1          Shared
FIRST AMERN FINL CORP                   Common    31847R102   18,692   731,000 SH         Other        1          Shared
FREEPORT MCMORAN COPPER & GOLD          Common    35671D857   18,793   567,760 SH         Other        1          Shared
LENNAR CORP                             Common    526057104   22,814   550,000 SH         Other        1          Shared
LOUISIANA PAC CORP                      Common    546347105   25,704 1,190,000 SH         Other        1          Shared
MASTERCARD INC                          Common    57636Q104   19,481    36,000 SH         Other        1          Shared
MCMORAN EXPLORATION CO                  Common    582411104   15,042   920,000 SH         Other        1          Shared
NVR INC                                 Common    62944T105   18,362    17,000 SH         Other        1          Shared
PRECISION CASTPARTS CORP                Common    740189105   13,160    69,400 SH         Other        1          Shared
STANLEY BLACK & DECKER INC              Common    854502101   14,753   182,200 SH         Other        1          Shared
STARWOOD HOTELS & RESORTS WRLD          Common    85590A401   17,902   280,900 SH         Other        1          Shared
TOLL BROTHERS INC                       Common    889478103   17,017   497,000 SH         Other        1          Shared
U S AIRWAYS GROUP INC                   Common    90341W108   23,639 1,393,000 SH         Other        1          Shared
                                                            --------
                                                             302,860
                                                            --------